Income Taxes - Summary of Losses Available for Carryforward (Parentheticals) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2019 CAD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 59,587,000
Deductible temporary differences for which no deferred tax asset is recognized	11,000
US
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	42,017,000
State
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 35,000
Bottom of range [member] | State
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Description of expiry date of unused tax losses	2020
Top of Range | State
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Description of expiry date of unused tax losses	2039